Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Income Tax Expenses [Abstract]
Current income tax expenses		$ 340,441
Deferred income tax benefit
Total income tax expenses		$ 340,441